Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of commitment expenditures

	Commitment
2026	US$	355,253
2027		593,684
2028		1,137,129
2029		1,367,682
2030 and thereafter		2,923,055
.	US$	6,376,803

Schedule of aircraft sale prices estimated

Aircraft sale prices estimated

2026	US$	332,000

Schedule of future lease payments for non-cancellable sale and leaseback contracts

	Aircraft leases

2026	US$	15,876
2027		23,828
2028		23,828
2029		23,828
2030 and thereafter		198,574
	US$	285,934